SEPARATE ACCOUNT AA

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account AA

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the variable investment options of Separate Account AA indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the period end December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the variable investment options of Separate Account AA as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods end December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES	EQ/INTERNATIONAL MANAGED VOLATILITY
1290 VT GAMCO SMALL COMPANY VALUE	EQ/INVESCO GLOBAL
1290 VT HIGH YIELD BOND	EQ/JANUS ENTERPRISE
1290 VT NATURAL RESOURCES	EQ/JPMORGAN GROWTH STOCK
1290 VT REAL ESTATE	EQ/JPMORGAN VALUE OPPORTUNITIES
1290 VT SOCIALLY RESPONSIBLE	EQ/LARGE CAP GROWTH INDEX
EQ/AB SMALL CAP GROWTH	EQ/LARGE CAP VALUE INDEX
EQ/AB SUSTAINABLE U.S. THEMATIC	EQ/LONG-TERM BOND
EQ/AGGRESSIVE ALLOCATION	EQ/MFS INTERNATIONAL GROWTH
EQ/AMERICAN CENTURY MID CAP VALUE	EQ/MFS INTERNATIONAL INTRINSIC VALUE
EQ/CAPITAL GROUP RESEARCH	EQ/MFS MID CAP FOCUSED GROWTH
EQ/COMMON STOCK INDEX	EQ/MFS TECHNOLOGY
EQ/CONSERVATIVE ALLOCATION	EQ/MID CAP INDEX
EQ/CONSERVATIVE-PLUS ALLOCATION	EQ/MID CAP VALUE MANAGED VOLATILITY
EQ/CORE PLUS BOND	EQ/MODERATE ALLOCATION
EQ/EQUITY 500 INDEX	EQ/MODERATE-PLUS ALLOCATION
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	EQ/MONEY MARKET
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	EQ/MORGAN STANLEY SMALL CAP GROWTH
EQ/GOLDMAN SACHS MID CAP VALUE	EQ/PIMCO GLOBAL REAL RETURN
EQ/INTERMEDIATE CORPORATE BOND	EQ/SMALL COMPANY INDEX
EQ/INTERMEDIATE GOVERNMENT BOND	EQ/WELLINGTON ENERGY
EQ/INTERNATIONAL EQUITY INDEX	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO

Basis for Opinions

These financial statements are the responsibility of Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account AA based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account AA in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

FSA-2

/s/ PricewaterhouseCoopers LLP

New York, New York

April 10, 2025

We have served as the auditor of one or more of the variable investment options of Separate Account AA since 2024

FSA-3

SEPARATE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

	1290 VT CONVERTIBLE SECURITIES*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SOCIALLY RESPONSIBLE*
Assets:
Investments in shares of the Portfolios, at fair value	$221	$2,920,161	$917,743	$44,000	$44,133	$194,468
Receivable for policy-related transactions	—	13,195	7,533	70	8	10,227

Total assets	221	2,933,356	925,276	44,070	44,141	204,695

Liabilities:
Payable for shares of the Portfolios purchased	—	13,189	7,502	69	7	10,213

Total liabilities	—	13,189	7,502	69	7	10,213

Net Assets	$221	$2,920,167	$917,774	$44,001	$44,134	$194,482

Net Assets:
Accumulation unit values	$221	$2,920,167	$917,774	$44,001	$44,134	$194,482

Total Net Assets	$221	$2,920,167	$917,774	$44,001	$44,134	$194,482

Investments in shares of the Portfolios, at cost	$224	$3,124,667	$958,659	$47,115	$47,042	$205,028

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-4

SEPARATE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/CAPITAL GROUP RESEARCH*	EQ/COMMON STOCK INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$961,849	$121,429	$303,514	$469,218	$91,801	$1,134,569
Receivable for policy-related transactions	6,805	9	968	1,318	144	8,357

Total assets	968,654	121,438	304,482	470,536	91,945	1,142,926

Liabilities:
Payable for shares of the Portfolios purchased	6,805	5	930	1,297	141	8,337

Total liabilities	6,805	5	930	1,297	141	8,337

Net Assets	$961,849	$121,433	$303,552	$469,239	$91,804	$1,134,589

Net Assets:
Accumulation unit values	$961,803	$121,433	$303,552	$469,239	$91,804	$1,134,589

Retained by Equitable America in Equitable America Variable Account AA	46	—	—	—	—	—

Total Net Assets	$961,849	$121,433	$303,552	$469,239	$91,804	$1,134,589

Investments in shares of the Portfolios, at cost	$1,060,259	$124,174	$322,403	$507,220	$97,503	$1,186,274

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-5

SEPARATE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$8,033	$46,614	$582,026	$20,030,093	$1,630,976	$46,298
Receivable for policy-related transactions	49	485	4,686	142,486	5,022	127

Total assets	8,082	47,099	586,712	20,172,579	1,635,998	46,425

Liabilities:
Payable for shares of the Portfolios purchased	49	483	4,669	142,159	5,022	126

Total liabilities	49	483	4,669	142,159	5,022	126

Net Assets	$8,033	$46,616	$582,043	$20,030,420	$1,630,976	$46,299

Net Assets:
Accumulation unit values	$8,033	$46,616	$582,043	$20,030,420	$1,630,938	$46,299
Retained by Equitable America in Equitable America Variable Account AA	—	—	—	—	38	—

Total Net Assets	$8,033	$46,616	$582,043	$20,030,420	$1,630,976	$46,299

Investments in shares of the Portfolios, at cost	$8,460	$48,551	$613,754	$20,268,133	$1,711,997	$48,775

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-6

SEPARATE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/INTERMEDIATE CORPORATE BOND*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INVESCO GLOBAL*
Assets:
Investments in shares of the Portfolios, at fair value	$310,973	$166,089	$45,235	$3,314,255	$38,854	$871,652
Receivable for policy-related transactions	2,015	60	33	17,346	18	7,463

Total assets	312,988	166,149	45,268	3,331,601	38,872	879,115

Liabilities:
Payable for shares of the Portfolios purchased	1,966	54	32	17,346	17	7,452

Total liabilities	1,966	54	32	17,346	17	7,452

Net Assets	$311,022	$166,095	$45,236	$3,314,255	$38,855	$871,663

Net Assets:
Accumulation unit values	$311,022	$166,095	$45,236	$3,314,233	$38,855	$871,663
Retained by Equitable America in Equitable America Variable Account AA	—	—	—	22	—	—

Total Net Assets	$311,022	$166,095	$45,236	$3,314,255	$38,855	$871,663

Investments in shares of the Portfolios, at cost	$328,056	$177,636	$46,677	$3,475,920	$42,180	$905,026

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-7

SEPARATE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP VALUE INDEX*	EQ/LONG-TERM BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$739,437	$3,324,668	$1,448,445	$3,047,814	$1,187,024	$50,031
Receivable for shares of the Portfolios sold	7,894	—	—	—	—	—
Receivable for policy-related transactions	—	7,896	4,728	23,615	6,776	16

Total assets	747,331	3,332,564	1,453,173	3,071,429	1,193,800	50,047

Liabilities:
Payable for shares of the Portfolios purchased	—	7,896	4,728	23,615	6,753	14
Payable for policy-related transactions	7,894	—	—	—	—	—

Total liabilities	7,894	7,896	4,728	23,615	6,753	14

Net Assets	$739,437	$3,324,668	$1,448,445	$3,047,814	$1,187,047	$50,033

Net Assets:
Accumulation unit values	$739,430	$3,324,618	$1,448,324	$3,047,764	$1,187,047	$50,033
Retained by Equitable America in Equitable America Variable Account AA	7	50	121	50	—	—

Total Net Assets	$739,437	$3,324,668	$1,448,445	$3,047,814	$1,187,047	$50,033

Investments in shares of the Portfolios, at cost	$794,666	$3,399,176	$1,611,215	$3,096,538	$1,270,094	$53,368

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-8

SEPARATE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$1,081,769	$1,089,378	$1,446,712	$4,373,486	$3,961,167	$39,314
Receivable for shares of the Portfolios sold	—	8,165	—	—	—	—
Receivable for policy-related transactions	17,425	—	16,993	36,261	36,358	108

Total assets	1,099,194	1,097,543	1,463,705	4,409,747	3,997,525	39,422

Liabilities:
Payable for shares of the Portfolios purchased	17,425	—	16,892	36,261	36,358	54
Payable for policy-related transactions	—	8,098	—	—	—	—

Total liabilities	17,425	8,098	16,892	36,261	36,358	54

Net Assets	$1,081,769	$1,089,445	$1,446,813	$4,373,486	$3,961,167	$39,368

Net Assets:
Accumulation unit values	$1,081,654	$1,089,445	$1,446,813	$4,373,415	$3,961,167	$39,368
Retained by Equitable America in Equitable America Variable Account AA	115	—	—	71	—	—

Total Net Assets	$1,081,769	$1,089,445	$1,446,813	$4,373,486	$3,961,167	$39,368

Investments in shares of the Portfolios, at cost	$1,172,169	$1,190,819	$1,558,626	$4,582,950	$4,221,258	$44,292

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-9

SEPARATE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/SMALL COMPANY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$671,881	$882,603	$2,854,627	$422,818	$225,542	$2,720,967
Receivable for policy-related transactions	1,340	1,419	166,418	1,250	227	14,917

Total assets	673,221	884,022	3,021,045	424,068	225,769	2,735,884

Liabilities:
Payable for shares of the Portfolios purchased	1,340	1,419	189,688	1,250	225	14,864

Total liabilities	1,340	1,419	189,688	1,250	225	14,864

Net Assets	$671,881	$882,603	$2,831,357	$422,818	$225,544	$2,721,020

Net Assets:
Accumulation unit values	$671,806	$882,595	$2,644,704	$422,805	$225,544	$2,721,020
Retained by Equitable America in Equitable America Variable Account AA	75	8	186,653	13	—	—

Total Net Assets	$671,881	$882,603	$2,831,357	$422,818	$225,544	$2,721,020

Investments in shares of the Portfolios, at cost	$713,172	$944,646	$2,854,647	$397,596	$229,859	$2,919,753

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-10

SEPARATE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/WELLINGTON ENERGY*	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$253,698	$3,636,381
Receivable for policy-related transactions	219	20,595

Total assets	253,917	3,656,976

Liabilities:
Payable for shares of the Portfolios purchased	219	20,566

Total liabilities	219	20,566

Net Assets	$253,698	$3,636,410

Net Assets:
Accumulation unit values	$253,661	$3,636,410
Retained by Equitable America in Equitable America Variable Account AA	37	—

Total Net Assets	$253,698	$3,636,410

Investments in shares of the Portfolios, at cost	$267,963	$3,766,561

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-11

SEPARATE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s) ***

1290 VT CONVERTIBLE SECURITIES	IB	—

1290 VT GAMCO SMALL COMPANY VALUE	IB	40

1290 VT HIGH YIELD BOND	IB	104

1290 VT NATURAL RESOURCES	IB	5

1290 VT REAL ESTATE	IB	8

1290 VT SOCIALLY RESPONSIBLE	IB	9

EQ/AB SMALL CAP GROWTH	IB	64

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	11

EQ/AGGRESSIVE ALLOCATION	IB	29

EQ/AMERICAN CENTURY MID CAP VALUE	IB	22

EQ/CAPITAL GROUP RESEARCH	IB	3

EQ/COMMON STOCK INDEX	IB	23

EQ/CONSERVATIVE ALLOCATION	IB	1

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	6

EQ/CORE PLUS BOND	IB	177

EQ/EQUITY 500 INDEX	IB	238

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	27

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	3

EQ/GOLDMAN SACHS MID CAP VALUE	IB	14

EQ/INTERMEDIATE CORPORATE BOND	IB	17

EQ/INTERMEDIATE GOVERNMENT BOND	IB	5

EQ/INTERNATIONAL EQUITY INDEX	IB	309

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	3

EQ/INVESCO GLOBAL	IB	30

EQ/JANUS ENTERPRISE	IB	35

EQ/JPMORGAN GROWTH STOCK	IB	46

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	75

EQ/LARGE CAP GROWTH INDEX	IB	116

EQ/LARGE CAP VALUE INDEX	IB	112

EQ/LONG-TERM BOND	IB	8

EQ/MFS INTERNATIONAL GROWTH	IB	146

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	34

EQ/MFS MID CAP FOCUSED GROWTH	IB	78

EQ/MFS TECHNOLOGY	IB	112

EQ/MID CAP INDEX	IB	247

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	2

EQ/MODERATE ALLOCATION	IB	56

The accompanying notes are an integral part of these financial statements.

FSA-12

SEPARATE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s) ***

EQ/MODERATE-PLUS ALLOCATION	IB	93

EQ/MONEY MARKET	IB	2,854

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	48

EQ/PIMCO GLOBAL REAL RETURN	IB	31

EQ/SMALL COMPANY INDEX	IB	237

EQ/WELLINGTON ENERGY	IB	61

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	342

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Shares Outstanding are less than 500 are denoted by a —

FSA-13

SEPARATE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	IB	1.20%	$151.06	—

1290 VT GAMCO SMALL COMPANY VALUE	IB	1.20%	$594.17	5

1290 VT HIGH YIELD BOND	IB	1.20%	$138.26	7

1290 VT NATURAL RESOURCES	IB	1.20%	$ 90.81	—

1290 VT REAL ESTATE	IB	1.20%	$104.81	—

1290 VT SOCIALLY RESPONSIBLE	IB	1.20%	$371.92	1

EQ/AB SMALL CAP GROWTH	IB	1.20%	$486.06	2

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	1.20%	$135.72	1

EQ/AGGRESSIVE ALLOCATION	IB	1.20%	$337.26	1

EQ/AMERICAN CENTURY MID CAP VALUE	IB	1.20%	$330.79	1

EQ/CAPITAL GROUP RESEARCH	IB	1.20%	$611.38	—

EQ/COMMON STOCK INDEX	IB	1.20%	$430.84	3

EQ/CONSERVATIVE ALLOCATION	IB	1.20%	$146.20	—

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	1.20%	$185.49	—

EQ/CORE PLUS BOND	IB	1.20%	$ 99.29	6

EQ/EQUITY 500 INDEX	IB	1.20%	$503.55	40

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	1.20%	$475.12	3

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	1.20%	$250.74	—

EQ/GOLDMAN SACHS MID CAP VALUE	IB	1.20%	$314.80	1

EQ/INTERMEDIATE CORPORATE BOND	IB	1.20%	$101.85	2

EQ/INTERMEDIATE GOVERNMENT BOND	IB	1.20%	$133.46	—

EQ/INTERNATIONAL EQUITY INDEX	IB	1.20%	$154.79	21

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	1.20%	$147.76	—

EQ/INVESCO GLOBAL	IB	1.20%	$308.97	3

EQ/JANUS ENTERPRISE	IB	1.20%	$477.12	2

EQ/JPMORGAN GROWTH STOCK	IB	1.20%	$562.58	6

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	1.20%	$410.81	4

EQ/LARGE CAP GROWTH INDEX	IB	1.20%	$492.32	6

EQ/LARGE CAP VALUE INDEX	IB	1.20%	$182.74	6

EQ/LONG-TERM BOND	IB	1.20%	$ 97.36	1

EQ/MFS INTERNATIONAL GROWTH	IB	1.20%	$300.96	4

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	1.20%	$264.72	4

EQ/MFS MID CAP FOCUSED GROWTH	IB	1.20%	$332.25	4

EQ/MFS TECHNOLOGY	IB	1.20%	$884.16	5

EQ/MID CAP INDEX	IB	1.20%	$381.64	10

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	1.20%	$358.26	—

The accompanying notes are an integral part of these financial statements.

FSA-14

SEPARATE ACCOUNT AA

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2024

	Contract Charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

EQ/MODERATE ALLOCATION	IB	1.20%	$223.03	3

EQ/MODERATE-PLUS ALLOCATION	IB	1.20%	$275.58	3

EQ/MONEY MARKET+	IB	1.20%	$ 1.15	2,220

EQ/MONEY MARKET	IB	1.20%	$115.07	1

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	1.20%	$157.96	3

EQ/PIMCO GLOBAL REAL RETURN	IB	1.20%	$101.36	2

EQ/SMALL COMPANY INDEX	IB	1.20%	$451.68	6

EQ/WELLINGTON ENERGY	IB	1.20%	$ 78.09	3

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	1.20%	$107.34	34

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a — .
+	This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in their entirety. In 2024, the contract charges were 0.00%.

FSA-15

SEPARATE ACCOUNT AA

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2024

	1290 VT CONVERTIBLE SECURITIES*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SOCIALLY RESPONSIBLE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$3	$13,818	$43,011	$962	$847	$693
Expenses:
Asset-based charges	—	6,202	1,852	67	78	286

Net Expenses	—	6,202	1,852	67	78	286

Net Investment Income (Loss)	3	7,616	41,159	895	769	407

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	4,161	302	(290)	4	9
Net realized gain distribution from the Portfolios	—	158,425	—	—	—	6,726

Net realized gain (loss)	—	162,586	302	(290)	4	6,735

Net change in unrealized appreciation (depreciation) of investments	(3)	(204,506)	(40,916)	(3,115)	(2,909)	(10,560)

Net Realized and Unrealized Gain (Loss) on Investments .	(3)	(41,920)	(40,614)	(3,405)	(2,905)	(3,825)

Net Increase (Decrease) in Net Assets Resulting from Operations	$—	$(34,304)	$545	$(2,510)	$(2,136)	$(3,418)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-16

SEPARATE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/CAPITAL GROUP RESEARCH*	EQ/COMMON STOCK INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,438	$145	$6,057	$7,130	$1,057	$6,643
Expenses:
Asset-based charges	2,138	494	639	1,127	168	2,433
Net Expenses	2,138	494	639	1,127	168	2,433

Net Investment Income (Loss)	300	(349)	5,418	6,003	889	4,210

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,062	(1)	27	490	5	949
Net realized gain distribution from the Portfolios	78,873	—	9,292	21,593	6,143	54,308

Net realized gain (loss)	80,935	(1)	9,319	22,083	6,148	55,257

Net change in unrealized appreciation (depreciation) of investments	(98,410)	(2,745)	(18,889)	(38,002)	(5,702)	(51,705)

Net Realized and Unrealized Gain (Loss) on Investments	(17,475)	(2,746)	(9,570)	(15,919)	446	3,552

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,175)	$(3,095)	$(4,152)	$(9,916)	$1,335	$7,762

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-17

SEPARATE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE -PLUS ALLOCATION*	EQ/CORE PLUS BOND*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$221	$707	$19,652	$134,442	$4,505	$382
Expenses:
Asset-based charges	17	63	1,189	42,936	3,224	92

Net Investment Income (Loss)	204	644	18,463	91,506	1,281	290

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	—	—	69	27,784	1,548	1
Net realized gain distribution from the Portfolios	109	706	—	289,661	80,310	2,257

Net realized gain (loss)	109	706	69	317,445	81,858	2,258

Net change in unrealized appreciation (depreciation) of investments	(427)	(1,937)	(31,728)	(238,040)	(81,021)	(2,477)

Net Realized and Unrealized Gain (Loss) on Investments	(318)	(1,231)	(31,659)	79,405	837	(219)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(114)	$(587)	$(13,196)	$170,911	$2,118	$71

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-18

SEPARATE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/INTERMEDIATE CORPORATE BOND*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INVESCO GLOBAL*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,957	$8,272	$1,032	$75,207	$858	$—
Expenses:
Asset-based charges	700	491	122	6,582	102	1,766

Net Expenses	700	491	122	6,582	102	1,766

Net Investment Income (Loss)	1,257	7,781	910	68,625	756	(1,766)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	494	55	(10)	(113)	(6)	380
Net realized gain distribution from the Portfolios	11,604	2,205	—	—	558	34,242

Net realized gain (loss)	12,098	2,260	(10)	(113)	552	34,622

Net change in unrealized appreciation (depreciation) of investments	(17,083)	(11,547)	(1,442)	(161,665)	(3,326)	(33,374)

Net Realized and Unrealized Gain (Loss) on Investments	(4,985)	(9,287)	(1,452)	(161,778)	(2,774)	1,248

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,728)	$(1,506)	$(542)	$(93,153)	$(2,018)	$(518)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-19

SEPARATE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP VALUE INDEX*	EQ/LONG-TERM BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$15	$—	$14,397	$255	$14,454	$1,564
Expenses:
Asset-based charges	1,409	6,684	3,228	6,448	2,925	83
Net Expenses	1,409	6,684	3,228	6,448	2,925	83

Net Investment Income (Loss)	(1,394)	(6,684)	11,169	(6,193)	11,529	1,481

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(24)	6,652	1,511	5,527	1,487	(25)
Net realized gain distribution from the Portfolios	44,449	138,891	130,195	167,641	49,800	—

Net realized gain (loss)	44,425	145,543	131,706	173,168	51,287	(25)

Net change in unrealized appreciation (depreciation) of investments	(55,229)	(74,508)	(162,770)	(48,724)	(83,070)	(3,337)

Net Realized and Unrealized Gain (Loss) on Investments	(10,804)	71,035	(31,064)	124,444	(31,783)	(3,362)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(12,198)	$64,351	$(19,895)	$118,251	$(20,254)	$(1,881)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-20

SEPARATE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$5,910	$13,580	$—	$—	$27,926	$488
Expenses:
Asset-based charges	2,410	2,308	2,856	8,773	8,280	95

Net Expenses	2,410	2,308	2,856	8,773	8,280	95

Net Investment Income (Loss)	3,500	11,272	(2,856)	(8,773)	19,646	393

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	609	(1,558)	1,892	4,432	4,843	2
Net realized gain distribution from the Portfolios	49,400	50,273	101,712	356,508	169,842	3,522

Net realized gain (loss)	50,009	48,715	103,604	360,940	174,685	3,524

Net change in unrealized appreciation (depreciation) of investments	(90,400)	(101,441)	(111,914)	(209,464)	(260,091)	(4,978)

Net Realized and Unrealized Gain (Loss) on Investments	(40,391)	(52,726)	(8,310)	151,476	(85,406)	(1,454)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(36,891)	$(41,454)	$(11,166)	$142,703	$(65,760)	$(1,061)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-21

SEPARATE ACCOUNT AA

STATEMENTS OF OPERATIONS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/SMALL COMPANY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$15,846	$18,390	$31,376	$5	$1,118	$27,269
Expenses:
Asset-based charges	1,284	1,686	9,183	814	516	5,751

Net Expenses	1,284	1,686	9,183	814	516	5,751

Net Investment Income (Loss)	14,562	16,704	22,193	(809)	602	21,518

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(180)	328	192,577	860	(141)	2,941
Net realized gain distribution from the Portfolios	17,491	32,065	597	—	—	126,262

Net realized gain (loss)	17,311	32,393	193,174	860	(141)	129,203

Net change in unrealized appreciation (depreciation) of investments	(41,291)	(62,043)	(20)	25,222	(4,317)	(198,786)

Net Realized and Unrealized Gain (Loss) on Investments	(23,980)	(29,650)	193,154	26,082	(4,458)	(69,583)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,418)	$(12,946)	$215,347	$25,273	$(3,856)	$(48,065)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-22

SEPARATE ACCOUNT AA

STATEMENTS OF OPERATIONS (Concluded)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/WELLINGTON ENERGY*	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,873	$80,560
Expenses:
Asset-based charges	630	7,725
Net Expenses	630	7,725

Net Investment Income (Loss)	6,243	72,835

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	165	3,672

Net realized gain (loss)	165	3,672

Net change in unrealized appreciation (depreciation) of investments	(14,265)	(130,180)

Net Realized and Unrealized Gain (Loss) on Investments	(14,100)	(126,508)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,857)	$(53,673)

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-23

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD ENDED DECEMBER 31, 2024

	1290 VT CONVERTIBLE SECURITIES*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3	$7,616	$41,159
Net realized gain (loss)	—	162,586	302
Net change in unrealized appreciation (depreciation) of investments	(3)	(204,506)	(40,916)

Net increase (decrease) in net assets resulting from operations	—	(34,304)	545

From Contractowners Transactions:
Payments received from contractowners	222	3,031,923	930,399
Transfers between Variable Investment Options including guaranteed interest account, net	(1)	(68,667)	(10,155)
Redemptions for contract benefits and terminations	—	(8,734)	(3,037)
Contract maintenance charges	—	(59)	(8)

Net increase (decrease) in net assets resulting from contractowners transactions	221	2,954,463	917,199

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	—	8	30

Net Increase (Decrease) in Net Assets	221	2,920,167	917,774
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$221	$2,920,167	$917,774

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-24

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SOCIALLY RESPONSIBLE*
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$895	$769	$407
Net realized gain (loss)	(290)	4	6,735
Net change in unrealized appreciation (depreciation) of investments	(3,115)	(2,909)	(10,560)

Net increase (decrease) in net assets resulting from operations	(2,510)	(2,136)	(3,418)

From Contractowners Transactions:
Payments received from contractowners	49,460	46,269	197,885
Transfers between Variable Investment Options including guaranteed interest account, net	(2,944)	17	—
Redemptions for contract benefits and terminations	—	(16)	—
Contract maintenance charges	(5)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	46,511	46,270	197,885

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	—	—	15

Net Increase (Decrease) in Net Assets	44,001	44,134	194,482
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$44,001	$44,134	$194,482

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-25

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$300	$(349)	$5,418
Net realized gain (loss)	80,935	(1)	9,319
Net change in unrealized appreciation (depreciation) of investments	(98,410)	(2,745)	(18,889)

Net increase (decrease) in net assets resulting from operations	(17,175)	(3,095)	(4,152)

From Contractowners Transactions:
Payments received from contractowners	929,453	124,463	307,666
Transfers between Variable Investment Options including guaranteed interest account, net	51,080	65	—
Redemptions for contract benefits and terminations	(1,746)	—	—
Contract maintenance charges	(16)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	978,771	124,528	307,666

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	253	—	38

Net Increase (Decrease) in Net Assets	961,849	121,433	303,552
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$961,849	$121,433	$303,552

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-26

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/CAPITAL GROUP RESEARCH*	EQ/COMMON STOCK INDEX*
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,003	$889	$4,210
Net realized gain (loss)	22,083	6,148	55,257
Net change in unrealized appreciation (depreciation) of investments	(38,002)	(5,702)	(51,705)

Net increase (decrease) in net assets resulting from operations	(9,916)	1,335	7,762

From Contractowners Transactions:
Payments received from contractowners	488,267	90,252	1,120,879
Transfers between Variable Investment Options including guaranteed interest account, net	(4,977)	217	6,028
Redemptions for contract benefits and terminations	(4,146)	—	(68)
Contract maintenance charges	(11)	—	(30)

Net increase (decrease) in net assets resulting from contractowners transactions	479,133	90,469	1,126,809

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	22	—	18

Net Increase (Decrease) in Net Assets	469,239	91,804	1,134,589
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$469,239	$91,804	$1,134,589

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-27

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE- PLUS ALLOCATION*	EQ/CORE PLUS BOND*
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$204	$644	$18,463
Net realized gain (loss)	109	706	69
Net change in unrealized appreciation (depreciation) of investments	(427)	(1,937)	(31,728)

Net increase (decrease) in net assets resulting from operations	(114)	(587)	(13,196)

From Contractowners Transactions:
Payments received from contractowners	8,147	47,203	600,310
Transfers between Variable Investment Options including guaranteed interest account, net	—	—	(5,089)

Net increase (decrease) in net assets resulting from contractowners transactions	8,147	47,203	595,221

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	—	—	18

Net Increase (Decrease) in Net Assets	8,033	46,616	582,043
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$8,033	$46,616	$582,043

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-28

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$91,506	$1,281	$290
Net realized gain (loss)	317,445	81,858	2,258
Net change in unrealized appreciation (depreciation) of investments	(238,040)	(81,021)	(2,477)

Net increase (decrease) in net assets resulting from operations	170,911	2,118	71

From Contractowners Transactions:
Payments received from contractowners	20,404,554	1,670,643	46,228
Transfers between Variable Investment Options including guaranteed interest account, net	(464,415)	(40,086)	—
Redemptions for contract benefits and terminations	(81,770)	(1,681)	—
Contract maintenance charges	(328)	(18)	—

Net increase (decrease) in net assets resulting from contractowners transactions	19,858,041	1,628,858	46,228

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	1,468	—	—

Net Increase (Decrease) in Net Assets	20,030,420	1,630,976	46,299
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$20,030,420	$1,630,976	$46,299

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-29

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/INTERMEDIATE CORPORATE BOND*	EQ/INTERMEDIATE GOVERNMENT BOND*
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,257	$7,781	$910
Net realized gain (loss)	12,098	2,260	(10)
Net change in unrealized appreciation (depreciation) of investments	(17,083)	(11,547)	(1,442)

Net increase (decrease) in net assets resulting from operations	(3,728)	(1,506)	(542)

From Contractowners Transactions:
Payments received from contractowners	321,088	168,848	45,920
Transfers between Variable Investment Options including guaranteed interest account, net	(4,689)	(1,253)	(142)
Redemptions for contract benefits and terminations	(1,689)	—	—
Contract maintenance charges	(8)	—	—

Net increase (decrease) in net assets resulting from contractowners transactions	314,702	167,595	45,778

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	48	6	—

Net Increase (Decrease) in Net Assets	311,022	166,095	45,236
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$311,022	$166,095	$45,236

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-30

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*	EQ/INVESCO GLOBAL*
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$68,625	$756	$(1,766)
Net realized gain (loss)	(113)	552	34,622
Net change in unrealized appreciation (depreciation) of investments	(161,665)	(3,326)	(33,374)

Net increase (decrease) in net assets resulting from operations	(93,153)	(2,018)	(518)

From Contractowners Transactions:
Payments received from contractowners	3,413,823	38,533	886,082
Transfers between Variable Investment Options including guaranteed interest account, net	5,409	2,401	(9,264)
Redemptions for contract benefits and terminations	(11,791)	(61)	(4,885)
Contract maintenance charges	(33)	—	(18)

Net increase (decrease) in net assets resulting from contractowners transactions	3,407,408	40,873	871,915

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	—	—	266

Net Increase (Decrease) in Net Assets	3,314,255	38,855	871,663
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$3,314,255	$38,855	$871,663

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

.

FSA-31

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,394)	$(6,684)	$11,169
Net realized gain (loss)	44,425	145,543	131,706
Net change in unrealized appreciation (depreciation) of investments	(55,229)	(74,508)	(162,770)

Net increase (decrease) in net assets resulting from operations	(12,198)	64,351	(19,895)

From Contractowners Transactions:
Payments received from contractowners	768,209	3,307,157	1,471,095
Transfers between Variable Investment Options including guaranteed interest account, net	(16,553)	(33,134)	3,385
Redemptions for contract benefits and terminations	—	(14,002)	(6,127)
Contract maintenance charges	(21)	(41)	(13)

Net increase (decrease) in net assets resulting from contractowners transactions	751,635	3,259,980	1,468,340

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	—	337	—

Net Increase (Decrease) in Net Assets	739,437	3,324,668	1,448,445
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$739,437	$3,324,668	$1,448,445

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-32

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/LARGE CAP GROWTH INDEX*	EQ/LARGE CAP VALUE INDEX*	EQ/LONG- TERM BOND*
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(6,193)	$11,529	$1,481
Net realized gain (loss)	173,168	51,287	(25)
Net change in unrealized appreciation (depreciation) of investments	(48,724)	(83,070)	(3,337)

Net increase (decrease) in net assets resulting from operations	118,251	(20,254)	(1,881)

From Contractowners Transactions:
Payments received from contractowners	2,978,512	1,227,508	52,137
Transfers between Variable Investment Options including guaranteed interest account, net	(45,939)	(18,211)	(223)
Redemptions for contract benefits and terminations	(2,970)	(1,994)	—
Contract maintenance charges	(40)	(24)	—

Net increase (decrease) in net assets resulting from contractowners transactions	2,929,563	1,207,279	51,914

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	—	22	—

Net Increase (Decrease) in Net Assets	3,047,814	1,187,047	50,033
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$3,047,814	$1,187,047	$50,033

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-33

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,500	$11,272	$(2,856)
Net realized gain (loss)	50,009	48,715	103,604
Net change in unrealized appreciation (depreciation) of investments	(90,400)	(101,441)	(111,914)

Net increase (decrease) in net assets resulting from operations	(36,891)	(41,454)	(11,166)

From Contractowners Transactions:
Payments received from contractowners	1,147,940	1,156,896	1,476,785
Transfers between Variable Investment Options including guaranteed interest account, net	(25,168)	(26,047)	(18,899)
Redemptions for contract benefits and terminations	(4,093)	—	—
Contract maintenance charges	(19)	(17)	(9)

Net increase (decrease) in net assets resulting from contractowners transactions	1,118,660	1,130,832	1,457,877

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	—	67	102

Net Increase (Decrease) in Net Assets	1,081,769	1,089,445	1,446,813
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$1,081,769	$1,089,445	$1,446,813

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-34

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/MFS TECHNOLOGY*	EQ/MID CAP INDEX*	EQ/MID CAP VALUE MANAGED VOLATILITY*
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(8,773)	$19,646	$393
Net realized gain (loss)	360,940	174,685	3,524
Net change in unrealized appreciation (depreciation) of investments	(209,464)	(260,091)	(4,978)

Net increase (decrease) in net assets resulting from operations	142,703	(65,760)	(1,061)

From Contractowners Transactions:
Payments received from contractowners	4,237,635	4,095,128	40,380
Transfers between Variable Investment Options including guaranteed interest account, net	317	(56,827)	(3)
Redemptions for contract benefits and terminations	(7,669)	(11,761)	—
Contract maintenance charges	(74)	(68)	—

Net increase (decrease) in net assets resulting from contractowners transactions	4,230,209	4,026,472	40,377

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	574	455	52

Net Increase (Decrease) in Net Assets	4,373,486	3,961,167	39,368
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$4,373,486	$3,961,167	$39,368

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-35

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/MODERATE ALLOCATION*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$14,562	$16,704	$22,193
Net realized gain (loss)	17,311	32,393	193,174
Net change in unrealized appreciation (depreciation) of investments	(41,291)	(62,043)	(20)

Net increase (decrease) in net assets resulting from operations	(9,418)	(12,946)	215,347

From Contractowners Transactions:
Payments received from contractowners	773,700	904,576	27,257,166
Transfers between Variable Investment Options including guaranteed interest account, net	(86,932)	150	(24,639,154)
Redemptions for contract benefits and terminations	(5,388)	(9,170)	(1,121)
Contract maintenance charges	(81)	(7)	—

Net increase (decrease) in net assets resulting from contractowners transactions	681,299	895,549	2,616,891

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	—	—	(881)

Net Increase (Decrease) in Net Assets	671,881	882,603	2,831,357
Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$671,881	$882,603	$2,831,357

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-36

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/MORGAN STANLEY SMALL CAP GROWTH*	EQ/PIMCO GLOBAL REAL RETURN*	EQ/SMALL COMPANY INDEX*
	2024	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(809)	$602	$21,518
Net realized gain (loss)	860	(141)	129,203
Net change in unrealized appreciation (depreciation) of investments	25,222	(4,317)	(198,786)

Net increase (decrease) in net assets resulting from operations	25,273	(3,856)	(48,065)

From Contractowners Transactions:
Payments received from contractowners	401,434	261,101	2,833,674
Transfers between Variable Investment Options including guaranteed interest account, net	(1,358)	(29,680)	(56,615)
Redemptions for contract benefits and terminations	(2,827)	(2,021)	(8,103)
Contract maintenance charges	(10)	—	(40)

Net increase (decrease) in net assets resulting from contractowners transactions	397,239	229,400	2,768,916

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	306	—	169

Net Increase (Decrease) in Net Assets	422,818	225,544	2,721,020

Net Assets — Beginning of Period	—	—	—

Net Assets — End of Period	$422,818	$225,544	$2,721,020

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-37

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

	EQ/WELLINGTON ENERGY*	FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO
	2024	2024
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$6,243	$72,835
Net realized gain (loss).	165	3,672
Net change in unrealized appreciation (depreciation) of investments	(14,265)	(130,180)

Net increase (decrease) in net assets resulting from operations	(7,857)	(53,673)

From Contractowners Transactions:
Payments received from contractowners	257,640	3,795,108
Transfers between Variable Investment Options including guaranteed interest account, net	5,168	(30,532)
Redemptions for contract benefits and terminations	(1,454)	(74,628)
Contract maintenance charges	(11)	(28)

Net increase (decrease) in net assets resulting from contractowners transactions	261,343	3,689,920

Net increase (decrease) in amount retained by Equitable America in Equitable America Variable Account AA	212	163

Net Increase (Decrease) in Net Assets	253,698	3,636,410

Net Assets — Beginning of Period	—	—

Net Assets — End of Period	$253,698	$3,636,410

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable America.

FSA-38

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE PERIOD ENDED DECEMBER 31, 2024

The change in units outstanding for the period ended December 31, 2024:

		2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	—	—	—

1290 VT GAMCO SMALL COMPANY VALUE	IB	5	—	5

1290 VT HIGH YIELD BOND	IB	7	—	7

1290 VT NATURAL RESOURCES	IB	1	(1)	—

1290 VT REAL ESTATE	IB	—	—	—

1290 VT SOCIALLY RESPONSIBLE	IB	1	—	1

EQ/AB SMALL CAP GROWTH	IB	2	—	2

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	1	—	1

EQ/AGGRESSIVE ALLOCATION	IB	1	—	1

EQ/AMERICAN CENTURY MID CAP VALUE	IB	1	—	1

EQ/CAPITAL GROUP RESEARCH	IB	—	—	—

EQ/COMMON STOCK INDEX	IB	3	—	3

EQ/CONSERVATIVE ALLOCATION	IB	—	—	—

EQ/CONSERVATIVE-PLUS ALLOCATION	IB	—	—	—

EQ/CORE PLUS BOND	IB	6	—	6

EQ/EQUITY 500 INDEX	IB	41	(1)	40

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	4	(1)	3

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	—	—	—

EQ/GOLDMAN SACHS MID CAP VALUE	IB	1	—	1

EQ/INTERMEDIATE CORPORATE BOND	IB	2	—	2

EQ/INTERMEDIATE GOVERNMENT BOND	IB	—	—	—

EQ/INTERNATIONAL EQUITY INDEX	IB	22	(1)	21

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	—	—	—

EQ/INVESCO GLOBAL	IB	3	—	3

EQ/JANUS ENTERPRISE	IB	2	—	2

EQ/JPMORGAN GROWTH STOCK	IB	6	—	6

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	4	—	4

EQ/LARGE CAP GROWTH INDEX	IB	6	—	6

EQ/LARGE CAP VALUE INDEX	IB	7	(1)	6

EQ/LONG-TERM BOND	IB	1	—	1

EQ/MFS INTERNATIONAL GROWTH	IB	4	—	4

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	4	—	4

EQ/MFS MID CAP FOCUSED GROWTH	IB	4	—	4

EQ/MFS TECHNOLOGY	IB	5	—	5

EQ/MID CAP INDEX	IB	11	(1)	10

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT AA

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE PERIOD ENDED DECEMBER 31, 2024

		2024
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	—	—	—

EQ/MODERATE ALLOCATION	IB	3	—	3

EQ/MODERATE-PLUS ALLOCATION	IB	3	—	3

EQ/MONEY MARKET	IB	25,200	(22,980)	2,220

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	3	—	3

EQ/PIMCO GLOBAL REAL RETURN	IB	3	(1)	2

EQ/SMALL COMPANY INDEX	IB	6	—	6

EQ/WELLINGTON ENERGY	IB	3	—	3

FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO	SERVICE CLASS 2	35	(1)	34

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-40

SEPARATE ACCOUNT AA

Notes to Financial Statements

December 31, 2024

1.	Organization

Separate Account AA (“the Account”) was established by Equitable Financial Life Insurance Company of America (“Equitable America”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of EQ Advisors Trust (“EQAT”) and Fidelity® Variable Insurance Products, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below. Units within these Variable Investment Options were made available on June 24, 2024.

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT GAMCO Mergers & Acquisitions(1)
•	1290 VT GAMCO Small Company Value
•	1290 VT High Yield Bond
•	1290 VT Multi-Alternative Strategies(1)
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value(1)
•	1290 VT SmartBeta Equity ESG(1)
•	1290 VT Socially Responsible
•	EQ/AB Small Cap Growth
•	EQ/AB Sustainable U.S. Thematic
•	EQ/Aggressive Allocation
•	EQ/American Century Mid Cap Value
•	EQ/Capital Group Research
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative-Plus Allocation
•	EQ/Core Plus Bond
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Rising Dividends(1)
•	EQ/Franklin Small Cap Value Managed Volatility
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Intermediate Corporate Bond
•	EQ/Intermediate Government Bond
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/Invesco Comstock(1)
•	EQ/Invesco Global
•	EQ/Janus Enterprise
•	EQ/JPMorgan Growth Stock
•	EQ/JPMorgan Value Opportunities
•	EQ/Large Cap Growth Index
•	EQ/Large Cap Value Index
•	EQ/Lazard Emerging Markets Equity(1)
•	EQ/Long-Term Bond
•	EQ/MFS International Growth
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series(1)
•	EQ/Mid Cap Index
•	EQ/Mid Cap Value Managed Volatility
•	EQ/Moderate Allocation
•	EQ/Moderate-Plus Allocation
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/PIMCO Global Real Return
•	EQ/Small Company Index
•	EQ/T. Rowe Price Health Sciences(1)
•	EQ/Value Equity(1)
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF(1)
•	Equitable Growth MF/ETF(1)
•	Equitable Moderate Growth MF/ETF(1)
•	Multimanager Aggressive Equity(1)
•	Multimanager Technology(1)

Fidelity® Variable Insurance Products

•	Fidelity® VIP Investment Grade Bond Portfolio

*	An affiliate of Equitable America providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.
(1)	The Variable Investment Option became available during 2024, however it had no units during the period, thus the Variable Investment Option is excluded from all other sections of the financial statements

The Account is used to fund benefits for variable annuities issued by Equitable America including tax-favored individual contracts (EQUI-VEST® Contracts, referred to as the Contracts (“Contracts”)).

FSA-41

SEPARATE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable America’s other assets and liabilities. All Contracts are issued by Equitable America. The assets of the Account are the property of Equitable America. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable America may conduct.

The amount retained by Equitable America in the Account arises primarily from (1) contributions from Equitable America, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable America are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by Equitable America in the Account may be transferred at any time by Equitable America to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable America to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable America may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable America’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under EQUI-VEST® Series 202 reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of Equitable America ’s General Account, and the Structured Investment Option(s) of Separate Account No. 69A.

FSA-42

SEPARATE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2024

2.	Significant Accounting Policies (Concluded)

Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and the structured investment option of Separate Account No. 69A. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable America is required by state insurance laws to set aside additional assets in Equitable America’s General Account to provide for other policy benefits. Equitable America’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the Contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by Equitable America and may result in additional amounts being transferred into the variable annuity account by Equitable America to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable America which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable America is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. Equitable America retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

FSA-43

SEPARATE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2024

4.	Segment Reporting

The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or its results of operations.

Equitable America has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2024 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$226	$2
1290 VT GAMCO Small Company Value	3,207,851	87,345
1290 VT High Yield Bond	980,523	22,166
1290 VT Natural Resources	50,422	3,017
1290 VT Real Estate	47,148	110
1290 VT Socially Responsible	205,305	286
EQ/AB Small Cap Growth	1,082,994	24,797
EQ/AB Sustainable U.S. Thematic	124,669	494
EQ/Aggressive Allocation	323,015	639
EQ/American Century Mid Cap Value	521,247	14,517
EQ/Capital Group Research	97,667	169
EQ/Common Stock Index	1,197,512	12,187
EQ/Conservative Allocation	8,478	18
EQ/Conservative-Plus Allocation	48,615	64
EQ/Core Plus Bond	620,111	6,426
EQ/Equity 500 Index	20,864,031	623,682
EQ/Fidelity Institutional AM® Large Cap	1,761,111	50,662
EQ/Franklin Small Cap Value Managed Volatility	48,866	92
EQ/Goldman Sachs Mid Cap Value	334,684	7,122
EQ/Intermediate Corporate Bond	179,337	1,756
EQ/Intermediate Government Bond	47,154	467
EQ/International Equity Index	3,549,693	73,660
EQ/International Managed Volatility	42,412	226
EQ/Invesco Global	934,160	29,514
EQ/Janus Enterprise	817,275	22,585
EQ/JPMorgan Growth Stock	3,496,191	103,667
EQ/JPMorgan Value Opportunities	1,633,645	23,941
EQ/Large Cap Growth Index	3,169,045	78,034
EQ/Large Cap Value Index	1,292,852	24,245
EQ/Long-Term Bond	53,699	306
EQ/MFS International Growth	1,206,591	35,031
EQ/MFS International Intrinsic Value	1,220,988	28,611

FSA-44

SEPARATE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
EQ/MFS Mid Cap Focused Growth	$1,583,766	$27,032
EQ/MFS Technology	4,684,312	105,794
EQ/Mid Cap Index	4,319,655	103,240
EQ/Mid Cap Value Managed Volatility	44,389	99
EQ/Moderate Allocation	821,283	107,931
EQ/Moderate-Plus Allocation	955,181	10,863
EQ/Money Market	28,951,476	26,289,406
EQ/Morgan Stanley Small Cap Growth	401,978	5,242
EQ/PIMCO Global Real Return	266,761	36,761
EQ/Small Company Index	3,002,673	85,861
EQ/Wellington Energy	274,275	6,477
Fidelity® VIP Investment Grade Bond Portfolio	3,938,260	175,371

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an affiliate of Equitable America and EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, an affiliate of Equitable America, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable America, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.57% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable America, Equitable Financial Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub- advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments were 0.45% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

FSA-45

SEPARATE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2024

6.	Expenses and Related Party Transactions (Concluded)

AllianceBernstein L.P. (“AllianceBernstein”) serves as an investment sub-advisor for a number of Portfolios in EQAT including 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Small Cap Growth, EQ/AB Sustainable U.S. Thematic, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/Intermediate Corporate Bond, EQ/ International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Long-Term Bond, EQ/ Mid Cap Index and EQ/Small Company Index; as well as a portion of Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network LLC (“Equitable Network”), or its subsidiaries (“Equitable Network”). Equitable Network receives commissions under its General Sales Agreement with Equitable America and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable America. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable America) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable America policies for these companies are appointed as agents of Equitable America and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial Life Insurance Company, an affiliate of Equitable America, serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges

	Mortality and Expense Risks	Other Expenses	Financial Accounting	Total
EQUI-VEST® Series 202
All Other Funds	0.95%	0.25%	—	1.20%

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charges	When charge is deducted	Amount deducted	How deducted

Annual Administrative charge	Annual	Low - $0 depending on the product and account value.	Unit liquidation from account value

		High - The current charge is equal to the lesser of $30 or 2% of your total account value plus any amount previously withdrawn during the contract year.	Unit liquidation from account value

Withdrawal Charge	At time of transaction	Low/High - 6% of withdrawals or contributions made in the current and prior four participation years.	Unit liquidation from account value

Exceptions and limitations may eliminate or reduce the withdrawal charge.

FSA-46

SEPARATE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charges	When charge is deducted	Amount deducted	How deducted

Participant Loan charges	At time of transaction	$25 set-up fee and $6.25 quarterly recordkeeping fee	Unit liquidation from account value

Charge for third-party transfer or exchange	At time of transaction	$65	Unit liquidation from account value

State Premium and Other Applicable Taxes		Current tax charge varies by jurisdiction and ranges from 0% to 1%	Deducted from the amount applied to provide an annuity payout option

Guaranteed minimum death benefit		Standard death benefit - 0.00%	Unit liquidation from account value

Wire Transfer Charge	At time of transaction	$90 for outgoing wire transfers	Unit liquidation from account value

Express Mail Charge	At time of transaction	$35 for checks sent by express delivery	Unit liquidation from account value

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

	At the year ended December 31, 2024				For the year ended December 31, 2024
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT Convertible Securities (Class IB)	—	$—	$151.06	$151.06	1.20%	1.20%	4.36%	9.16%	9.16%

1290 VT GAMCO Small Company Value (Class IB)	5	$2,920	$594.17	$594.17	1.20%	1.20%	1.40%	9.17%	9.17%

1290 VT High Yield Bond (Class IB)	7	$918	$138.26	$138.26	1.20%	1.20%	14.63%	3.95%	3.95%

1290 VT Natural Resources (Class IB)	—	$44	$90.81	$90.81	1.20%	1.20%	9.10%	(10.14)%	(10.14)%

1290 VT Real Estate (Class IB)	—	$44	$104.81	$104.81	1.20%	1.20%	6.88%	4.09%	4.09%

1290 VT Socially Responsible (Class IB)	1	$194	$371.92	$371.92	1.20%	1.20%	1.53%	5.97%	5.97%

EQ/AB Small Cap Growth (Class IB)	2	$962	$486.06	$486.06	1.20%	1.20%	0.72%	9.36%	9.36%

EQ/AB Sustainable U.S. Thematic (Class IB)	1	$121	$135.72	$135.72	1.20%	1.20%	0.18%	0.43%	0.43%

EQ/Aggressive Allocation (Class IB)	1	$304	$337.26	$337.26	1.20%	1.20%	5.98%	5.14%	5.14%

EQ/American Century Mid Cap Value (Class IB)	1	$469	$330.79	$330.79	1.20%	1.20%	3.99%	5.57%	5.57%

EQ/Capital Group Research (Class IB)	—	$92	$611.38	$611.38	1.20%	1.20%	3.95%	11.49%	11.49%

EQ/Common Stock Index (Class IB)	3	$1,135	$430.84	$430.84	1.20%	1.20%	1.72%	8.13%	8.13%

FSA-47

SEPARATE ACCOUNT AA

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended December 31, 2024				For the year ended December 31, 2024
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Conservative Allocation (Class IB)	—	$8	$146.20	$146.20	1.20%	1.20%	7.99%	1.73%	1.73%

EQ/Conservative-Plus Allocation (Class IB)	—	$47	$185.49	$185.49	1.20%	1.20%	7.03%	2.63%	2.63%

EQ/Core Plus Bond (Class IB)	6	$582	$99.29	$99.29	1.20%	1.20%	10.42%	(0.50)%	(0.50)%

EQ/Equity 500 Index (Class IB)	40	$20,030	$503.55	$503.55	1.20%	1.20%	1.97%	7.72%	7.72%

EQ/Fidelity Institutional AM® Large Cap (Class IB)	3	$1,631	$475.12	$475.12	1.20%	1.20%	0.88%	6.42%	6.42%

EQ/Franklin Small Cap Value Managed Volatility (Class IB)	—	$46	$250.74	$250.74	1.20%	1.20%	2.63%	9.23%	9.23%

EQ/Goldman Sachs Mid Cap Value (Class IB)	1	$311	$314.80	$314.80	1.20%	1.20%	1.76%	6.15%	6.15%

EQ/Intermediate Corporate Bond (Class IB)	2	$166	$101.85	$101.85	1.20%	1.20%	10.61%	1.80%	1.80%

EQ/Intermediate Government Bond (Class IB)	—	$45	$133.46	$133.46	1.20%	1.20%	5.35%	1.29%	1.29%

EQ/International Equity Index (Class IB)	21	$3,314	$154.79	$154.79	1.20%	1.20%	7.20%	(1.99)%	(1.99)%

EQ/International Managed Volatility (Class IB)	—	$39	$147.76	$147.76	1.20%	1.20%	5.30%	(3.31)%	(3.31)%

EQ/Invesco Global (Class IB)	3	$872	$308.97	$308.97	1.20%	1.20%	0.00%	1.15%	1.15%

EQ/Janus Enterprise (Class IB)	2	$739	$477.12	$477.12	1.20%	1.20%	0.01%	7.77%	7.77%

EQ/JPMorgan Growth Stock (Class IB)	6	$3,325	$562.58	$562.58	1.20%	1.20%	0.00%	8.27%	8.27%

EQ/JPMorgan Value Opportunities (Class IB)	4	$1,448	$410.81	$410.81	1.20%	1.20%	2.81%	7.48%	7.48%

EQ/Large Cap Growth Index (Class IB)	6	$3,048	$492.32	$492.32	1.20%	1.20%	0.02%	10.65%	10.65%

EQ/Large Cap Value Index (Class IB)	6	$1,187	$182.74	$182.74	1.20%	1.20%	3.11%	5.14%	5.14%

EQ/Long-Term Bond (Class IB)	1	$50	$ 97.36	$ 97.36	1.20%	1.20%	11.89%	(2.87)%	(2.87)%

EQ/MFS International Growth (Class IB)	4	$1,082	$300.96	$300.96	1.20%	1.20%	1.55%	1.36%	1.36%

EQ/MFS International Intrinsic Value (Class IB)	4	$1,089	$264.72	$264.72	1.20%	1.20%	3.71%	(1.04)%	(1.04)%

EQ/MFS Mid Cap Focused Growth (Class IB)	4	$1,447	$332.25	$332.25	1.20%	1.20%	0.00%	4.02%	4.02%

EQ/MFS Technology (Class IB)	5	$4,373	$884.16	$884.16	1.20%	1.20%	0.00%	9.26%	9.26%

EQ/Mid Cap Index (Class IB)	10	$3,961	$381.64	$381.64	1.20%	1.20%	2.13%	5.59%	5.59%

EQ/Mid Cap Value Managed Volatility (Class IB)	—	$39	$358.26	$358.26	1.20%	1.20%	3.24%	6.76%	6.76%

EQ/Moderate Allocation (Class IB)	3	$672	$223.03	$223.03	1.20%	1.20%	7.78%	2.96%	2.96%

EQ/Moderate-Plus Allocation (Class IB)	3	$883	$275.58	$275.58	1.20%	1.20%	6.87%	4.18%	4.18%

EQ/Money Market (Class IB)	2,221	$2,645	$1.15	$115.07	1.20%	1.20%	2.15%	1.65%	2.29%

EQ/Morgan Stanley Small Cap Growth (Class IB)	3	$423	$157.96	$157.96	1.20%	1.20%	0.00%	26.93%	26.93%

EQ/PIMCO Global Real Return (Class IB)	2	$226	$101.36	$101.36	1.20%	1.20%	1.37%	(0.90)%	(0.90)%

FSA-48

SEPARATE ACCOUNT AA

Notes to Financial Statements (Concluded)

December 31, 2024

8.	Financial Highlights (Concluded)

	At the year ended December 31, 2024				For the year ended December 31, 2024
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)*	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Small Company Index (Class IB)	6	$2,721	$451.68	$451.68	1.20%	1.20%	2.99%	9.67%	9.67%

EQ/Wellington Energy (Class IB)	3	$254	$ 78.09	$ 78.09	1.20%	1.20%	6.88%	(3.72)%	(3.72)%

Fidelity® VIP Investment Grade Bond Portfolio ( Service Class 2)	34	$3,636	$107.34	$107.34	1.20%	1.20%	6.57%	0.39%	0.39%

*	Variable Investment Options where Units Outstanding and Accumulation Unit Values are less than 500 and $500, respectively, are denoted by a —.
**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average daily net assets. This ratio excludes those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2024 through April 10, 2025, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements. .

FSA-49